Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Summary of Contractual Obligations and Commitments

The following table summarizes contractual obligations and commitments as of March 31, 2021 (in thousands):

Years Ending December 31,	Purchase Commitments	Other Contractual Commitments
2021 (remaining nine months)	$31,496	$1,465
2022	—	805
2023	—	51
Total	$31,496	$2,321

The following table summarizes contractual obligations and commitments as of December 31, 2020 (in thousands):

	Purchase	Other Contractual
Years Ending December 31,	Commitments	Commitments
2021	$37,364	$1,732
2022	—	706
Total	$37,364	$2,438